GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 96.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.2%
-----------------------------------------------------------------------
General Dynamics Corp.                           80,000    $  6,371,200
-----------------------------------------------------------------------
                                                           $  6,371,200
-----------------------------------------------------------------------
Agricultural Equipment -- 1.1%
-----------------------------------------------------------------------
Deere & Co.                                      75,000    $  3,274,500
-----------------------------------------------------------------------
                                                           $  3,274,500
-----------------------------------------------------------------------
Agricultural Services -- 2.0%
-----------------------------------------------------------------------
Monsanto Co.                                    170,000    $  5,746,000
-----------------------------------------------------------------------
                                                           $  5,746,000
-----------------------------------------------------------------------
Banks -- 5.5%
-----------------------------------------------------------------------
Charter One Financial, Inc.                     105,000    $  2,850,750
Corus Bankshares, Inc.                           35,000       1,589,000
CVB Financial Corp.                              75,000       1,755,000
FleetBoston Financial Corp.                     120,000       4,380,000
Mellon Financial Corp.                           50,000       1,881,000
TCF Financial Corp.                              70,000       3,358,600
-----------------------------------------------------------------------
                                                           $ 15,814,350
-----------------------------------------------------------------------
Beverages -- 1.6%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                       100,000    $  4,521,000
-----------------------------------------------------------------------
                                                           $  4,521,000
-----------------------------------------------------------------------
Chemicals -- 2.5%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.                 75,000    $  3,518,250
Dow Chemical Co. (The)                          105,000       3,546,900
-----------------------------------------------------------------------
                                                           $  7,065,150
-----------------------------------------------------------------------
Commercial Services -- 0.6%
-----------------------------------------------------------------------
ServiceMaster Co.                               125,000    $  1,725,000
-----------------------------------------------------------------------
                                                           $  1,725,000
-----------------------------------------------------------------------
Communications Services -- 5.4%
-----------------------------------------------------------------------
BCE, Inc.                                       150,000    $  3,420,000
BellSouth Corp.                                 155,000       5,913,250
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                        160,000    $  6,267,200
-----------------------------------------------------------------------
                                                           $ 15,600,450
-----------------------------------------------------------------------
Computer Software -- 1.2%
-----------------------------------------------------------------------
Computer Associates International, Inc.         100,000    $  3,449,000
-----------------------------------------------------------------------
                                                           $  3,449,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.1%
-----------------------------------------------------------------------
International Business Machines Corp.            50,000    $  6,048,000
-----------------------------------------------------------------------
                                                           $  6,048,000
-----------------------------------------------------------------------
Consulting Services -- 0.5%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                       50,000    $  1,346,000
-----------------------------------------------------------------------
                                                           $  1,346,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.1%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                            100,000    $  5,980,000
-----------------------------------------------------------------------
                                                           $  5,980,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Fortune Brands, Inc.                            150,000    $  5,938,500
-----------------------------------------------------------------------
                                                           $  5,938,500
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.8%
-----------------------------------------------------------------------
Teleflex, Inc.                                   50,000    $  2,365,500
-----------------------------------------------------------------------
                                                           $  2,365,500
-----------------------------------------------------------------------
Drugs -- 1.3%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                        100,000    $  3,750,000
-----------------------------------------------------------------------
                                                           $  3,750,000
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 1.3%
-----------------------------------------------------------------------
KeySpan Corp.                                   110,000    $  3,811,500
-----------------------------------------------------------------------
                                                           $  3,811,500
-----------------------------------------------------------------------
Electric Utilities -- 6.4%
-----------------------------------------------------------------------
Dominion Resources, Inc.                         80,000    $  4,808,000
DTE Energy Co.                                   75,000       3,145,500

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
Duke Energy Corp.                               140,000    $  5,496,400
Exelon Corp.                                    100,000       4,788,000
-----------------------------------------------------------------------
                                                           $ 18,237,900
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.5%
-----------------------------------------------------------------------
Federal National Mortgage Association            90,000    $  7,155,000
-----------------------------------------------------------------------
                                                           $  7,155,000
-----------------------------------------------------------------------
Financial Services -- 4.4%
-----------------------------------------------------------------------
Citigroup, Inc.                                 125,000    $  6,310,000
H&R Block, Inc.                                  75,000       3,352,500
J.P. Morgan Chase & Co.                          80,000       2,908,000
-----------------------------------------------------------------------
                                                           $ 12,570,500
-----------------------------------------------------------------------
Food - Retail -- 1.1%
-----------------------------------------------------------------------
Ruddick Corp.                                   200,000    $  3,198,000
-----------------------------------------------------------------------
                                                           $  3,198,000
-----------------------------------------------------------------------
Foods -- 3.1%
-----------------------------------------------------------------------
Dean Foods Co.(1)                                21,450    $  1,462,890
Sara Lee Corp.                                  255,000       5,668,650
Tyson Foods, Inc., Class A                      150,000       1,732,500
-----------------------------------------------------------------------
                                                           $  8,864,040
-----------------------------------------------------------------------
Health Care Services -- 2.0%
-----------------------------------------------------------------------
Healthcare Company (The)                        150,000    $  5,781,000
-----------------------------------------------------------------------
                                                           $  5,781,000
-----------------------------------------------------------------------
Healthcare Products -- 1.3%
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                         75,000    $  3,825,000
-----------------------------------------------------------------------
                                                           $  3,825,000
-----------------------------------------------------------------------
Insurance -- 5.4%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.          85,000    $  5,340,550
MetLife, Inc.                                   120,000       3,801,600
XL Capital Ltd. - Class A                        70,000       6,395,200
-----------------------------------------------------------------------
                                                           $ 15,537,350
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Investment Services -- 3.0%
-----------------------------------------------------------------------
A.G. Edwards, Inc.                               50,000    $  2,208,500
Legg Mason, Inc.                                 60,000       2,998,800
W.P. Stewart & Co., Ltd.                        125,000       3,275,000
-----------------------------------------------------------------------
                                                           $  8,482,300
-----------------------------------------------------------------------
Manufactured Housing -- 0.6%
-----------------------------------------------------------------------
Clayton Homes, Inc.                             100,000    $  1,710,000
-----------------------------------------------------------------------
                                                           $  1,710,000
-----------------------------------------------------------------------
Medical Products -- 4.5%
-----------------------------------------------------------------------
Abbott Laboratories                              90,000    $  5,017,500
Bard (C.R.), Inc.                                60,000       3,870,000
Becton, Dickinson and Co.                       125,000       4,143,750
-----------------------------------------------------------------------
                                                           $ 13,031,250
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcoa, Inc.                                     150,000    $  5,332,500
-----------------------------------------------------------------------
                                                           $  5,332,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.9%
-----------------------------------------------------------------------
Baker Hughes, Inc.                              150,000    $  5,470,500
-----------------------------------------------------------------------
                                                           $  5,470,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Apache Corp.                                    126,500    $  6,309,820
Murphy Oil Corp.                                 70,000       5,882,800
-----------------------------------------------------------------------
                                                           $ 12,192,620
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.3%
-----------------------------------------------------------------------
ChevronTexaco Corp.                              75,000    $  6,720,750
Conoco, Inc.                                    200,000       5,660,000
-----------------------------------------------------------------------
                                                           $ 12,380,750
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
Weyerhaeuser Co.                                100,000    $  5,408,000
-----------------------------------------------------------------------
                                                           $  5,408,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Publishing -- 2.2%
-----------------------------------------------------------------------
Knight-Ridder, Inc.                              50,000    $  3,246,500
McGraw-Hill Cos., Inc. (The)                     50,000       3,049,000
-----------------------------------------------------------------------
                                                           $  6,295,500
-----------------------------------------------------------------------
REITS -- 4.1%
-----------------------------------------------------------------------
AMB Property Corp.                              105,000    $  2,730,000
Chateau Communities, Inc.                        50,000       1,495,000
Equity Office Properties Trust                   80,000       2,406,400
Plum Creek Timber Co., Inc.                      75,000       2,126,250
Public Storage, Inc.                             90,000       3,006,000
-----------------------------------------------------------------------
                                                           $ 11,763,650
-----------------------------------------------------------------------
Retail - Specialty -- 0.6%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                    100,000    $  1,655,000
-----------------------------------------------------------------------
                                                           $  1,655,000
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.4%
-----------------------------------------------------------------------
Target Corp.                                    150,000    $  6,157,500
TJX Companies, Inc.                             165,000       6,576,900
-----------------------------------------------------------------------
                                                           $ 12,734,400
-----------------------------------------------------------------------
Savings & Loans -- 1.3%
-----------------------------------------------------------------------
Dime Bancorp, Inc.                              100,000    $  3,608,000
-----------------------------------------------------------------------
                                                           $  3,608,000
-----------------------------------------------------------------------
Transportation -- 1.7%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.              125,000    $  3,566,250
Union Pacific Corp.                              25,000       1,425,000
-----------------------------------------------------------------------
                                                           $  4,991,250
-----------------------------------------------------------------------
Trucks and Parts -- 1.0%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                              60,000    $  2,925,000
-----------------------------------------------------------------------
                                                           $  2,925,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $232,988,325)                          $275,955,660
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 1.78%,
1/2/02                                      $     9,374    $  9,373,536
Household Finance Corp., 1.85%, 1/22/02           5,935       5,928,595
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $15,302,131)                        $ 15,302,131
-----------------------------------------------------------------------
Total Investments -- 101.4%
   (identified cost $248,290,456)                          $291,257,791
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.4)%                   $ (3,900,930)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $287,356,861
-----------------------------------------------------------------------

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $248,290,456)        $291,257,791
Cash                                             1,885
Receivable for investments sold                393,006
Dividends receivable                           405,476
Prepaid expenses                                 1,351
------------------------------------------------------
TOTAL ASSETS                              $292,059,509
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,673,311
Payable to affiliate for Trustees' fees          3,511
Accrued expenses                                25,826
------------------------------------------------------
TOTAL LIABILITIES                         $  4,702,648
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $287,356,861
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $244,389,526
Net unrealized appreciation (computed on
   the basis of identified cost)            42,967,335
------------------------------------------------------
TOTAL                                     $287,356,861
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $14,371)                               $4,420,689
Interest                                     284,616
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $4,705,305
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $1,428,222
Trustees' fees and expenses                   13,505
Custodian fee                                135,490
Legal and accounting services                 32,702
Miscellaneous                                  6,097
----------------------------------------------------
TOTAL EXPENSES                            $1,616,016
----------------------------------------------------

NET INVESTMENT INCOME                     $3,089,289
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (584,636)
----------------------------------------------------
NET REALIZED LOSS                         $ (584,636)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,891,832
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,891,832
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,307,196
----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $5,396,485
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       3,089,289  $       2,042,151
   Net realized gain (loss)                        (584,636)        10,832,229
   Net change in unrealized appreciation
      (depreciation)                              2,891,832         10,755,923
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       5,396,485  $      23,630,303
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     130,407,459  $      25,772,196
   Withdrawals                                  (38,892,516)       (36,004,512)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      91,514,943  $     (10,232,316)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      96,911,428  $      13,397,987
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     190,445,433  $     177,047,446
------------------------------------------------------------------------------
AT END OF YEAR                            $     287,356,861  $     190,445,433
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.71%        0.73%        0.71%        0.72%        0.73%
   Net investment income              1.35%        1.23%        0.99%        0.95%        1.37%
Portfolio Turnover                      78%         163%         126%          95%          93%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                       2.16%          --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $287,357     $190,445     $177,047     $171,117     $143,348
-----------------------------------------------------------------------------------------------

 (1) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2001, $799 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the year ended December 31, 2001, the fee

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounted to $1,428,222. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $261,839,199 and $173,407,068, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $  248,661,811
    --------------------------------------------------------
    Gross unrealized appreciation             $   43,305,388
    Gross unrealized depreciation                   (709,408)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   42,595,980
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH & INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Special Invest Trust and Portfolio are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and Growth and Income Portfolio (the Portfolio) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S):

                                                                                               NUMBER OF PORTFOLIOS
                                POSITION(S)           TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)      Trustee           Trustee Since         President and Chief              165
Age 42                                          1998                  Executive Officer of
The Eaton Vance Building                                              National Financial
255 State Street                                                      Partners (financial
Boston, MA 02109                                                      services company)
                                                                      (since April 1999).
                                                                      President and Chief
                                                                      Operating Officer of
                                                                      John A. Levin & Co.
                                                                      (registered investment
                                                                      advisor) (July 1997 to
                                                                      April 1999) and
                                                                      Director of Baker
                                                                      Fentress & Company
                                                                      (which owns John A.
                                                                      Levin & Co., a
                                                                      registered advisor)
                                                                      (July 1997 to April
                                                                      1999). Formerly,
                                                                      Executive Vice
                                                                      President of Smith
                                                                      Barney Mutual Funds
                                                                      (July 1994 to June
                                                                      1997).
James B. Hawkes(2)            President and     President and         Chairman, President and          170
Age 60                        Trustee           Trustee               Chief Executive Officer
The Eaton Vance Building                        Since 1998            of BMR, EVM and their
255 State Street                                                      corporate parent and
Boston, MA 02109                                                      trustee (EVC and EV);
                                                                      Vice President of EVD.
                                                                      President of 170 funds
                                                                      managed by Eaton Vance
                                                                      or its affiliates.
-------------------------------------------------------------------------------------------------------------------


       NAME, ADDRESS             OTHER TRUSTEE
          AND AGE                POSITIONS HELD
--------------------------------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109

James B. Hawkes(2)            Director of EVC, EV
Age 60                        and EVM.
The Eaton Vance Building
255 State Street
Boston, MA 02109

----------------------------

 (1) Ms. Bibliowicz is an interested person of the Fund and Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and Eaton Vance.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S):

                                                                                               NUMBER OF PORTFOLIOS
                                POSITION(S)           TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Donald R. Dwight              Trustee           Trustee Since         President of Dwight              170
Age 70                                          1989                  Partners, Inc.
The Eaton Vance Building                                              (corporate relations
255 State Street                                                      and communications
Boston, MA 02109                                                      company).

Samuel L. Hayes, III          Trustee           Trustee Since         Jacob H. Schiff                  170
Age 67                                          1989                  Professor of Investment
The Eaton Vance Building                                              Banking Emeritus,
255 State Street                                                      Harvard University
Boston, MA 02109                                                      Graduate School of
                                                                      Business
                                                                      Administration.


       NAME, ADDRESS             OTHER TRUSTEE
          AND AGE                POSITIONS HELD
-------------------------------------------------
Donald R. Dwight              Trustee/Director of
Age 70                        the Royce Funds
The Eaton Vance Building      (consisting of 17
255 State Street              portfolios).
Boston, MA 02109

Samuel L. Hayes, III          Director of
Age 67                        Tiffany & Co.
The Eaton Vance Building      Director of
255 State Street              Telect, Inc.
Boston, MA 02109


EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                                                                                               NUMBER OF PORTFOLIOS
                                POSITION(S)           TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------
Norton H. Reamer      Trustee           Trustee Since         Chairman and Chief               170
Age 66                                  1989                  Operating Officer,
The Eaton Vance                                               Hellman, Jordan
Building                                                      Management Co., Inc.
255 State Street                                              (an investment
Boston, MA 02109                                              management company) and
                                                              President, Unicorn
                                                              Corporation (investment
                                                              and financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman of
                                                              the Board, United Asset
                                                              Management Corporation
                                                              (a holding company
                                                              owning institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds).
Lynn A. Stout         Trustee           Trustee Since         Professor of Law,                165
Age 44                                  1998                  University of
The Eaton Vance                                               California at Los
Building                                                      Angeles School of Law
255 State Street                                              (since July 2001).
Boston, MA 02109                                              Formerly, Professor of
                                                              Law, Georgetown
                                                              University Law Center
                                                              (prior to July 2001).
Jack L. Treynor       Trustee           Trustee Since         Investment Adviser and           167
Age 72                                  1989                  Consultant.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

       NAME, ADDRESS          OTHER TRUSTEE
          AND AGE             POSITIONS HELD
-----------------------------------------------------------------------------------------------------------
Norton H. Reamer
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

Lynn A. Stout
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109

Jack L. Treynor
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES:

                                POSITION(S)           TERM OF
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------
Duke Laflamme(1)              Vice President    Vice President Since  Vice President of EVM
Age 32                        of Trust          2001                  and BMR since November
The Eaton Vance Building                                              2001, Officer of 9
255 State Street                                                      investment companies
Boston, MA 02109                                                      managed by EVM of BMR.
                                                                      Prior to November 2001,
                                                                      Mr. Laflamme was an
                                                                      Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and
                                                                      BMR. Prior to January
                                                                      1998, he was an
                                                                      assistant Portfolio
                                                                      Manager at Norwest
                                                                      Investment Manager.
Michael R. Mach(2)            Vice President    Vice President Since  Vice President of BMR
Age 54                        and Portfolio     1999                  and Eaton Vance since
The Eaton Vance Building      Manager                                 December 15, 1999.
255 State Street                                                      Previously, Managing
Boston, MA 02109                                                      Director and Senior
                                                                      Analyst for Robertson
                                                                      Stephens (1998-1999);
                                                                      Managing Director and
                                                                      Senior Analyst for
                                                                      Piper Jaffray
                                                                      (1996-1998); and Senior
                                                                      Vice President, Senior
                                                                      Analyst and Portfolio
                                                                      Manager for Putnam
                                                                      Investments
                                                                      (1989-1996). Officer of
                                                                      various investment
                                                                      companies managed by
                                                                      Eaton Vance or BMR.
Edward E. Smiley, Jr.(1)      Vice President    Vice President Since  Vice President of BMR
Age 57                        of Trust          1996                  and EVM and officer of
The Eaton Vance Building                                              34 investment companies
255 State Street                                                      managed by EVM and BMR.
Boston, MA 02109

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                      POSITION(S)           TERM OF
NAME, ADDRESS          WITH THE           OFFICE AND           PRINCIPAL OCCUPATION(S)
   AND AGE          TRUST/PORTFOLIO   LENGTH OF SERVICE(3)      DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
Alan R. Dynner        Secretary         Secretary Since       Vice President,
Age 61                                  1997                  Secretary and Chief
The Eaton Vance                                               Legal Officer of BMR,
Building                                                      EVM and EVC; Vice
255 State Street                                              President, Secretary
Boston, MA 02109                                              and Clerk of EVD.
                                                              Secretary of 170 funds
                                                              managed by EVM and its
                                                              affiliates.
James L. O'Connor     Treasurer         Treasurer Since       Vice President of BMR
Age 56                                  1989                  and EVM; Vice President
The Eaton Vance                                               of EVD. Treasurer of
Building                                                      170 funds managed by
255 State Street                                              EVM and its affiliates.
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                          EATON VANCE FUNDS
                       EATON VANCE MANAGEMENT
                   BOSTON MANAGEMENT AND RESEARCH
                   EATON VANCE DISTRIBUTORS, INC.

                           PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122


EATON VANCE GROWTH & INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES
AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------
173-2/02                                                                 GNCSRC